STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid In Capital	Deficit Accumulated
Balance, Value at Dec. 31, 2013	$ 363,748	$ 72,367	$ 11,969,774	$ (11,678,393)
Balance, Shares at Dec. 31, 2013	0	72,366,667	0	0
Common shares issued for cash, Value	$ 1,000,000	$ 1,818	$ 998,182	$ 0
Common shares issued for cash, Shares	0	1,818,182	0	0
Common shares issued under equity line, Value	$ 1,700,001	$ 3,698	$ 1,696,303	$ 0
Common shares issued under equity line, Shares	0	3,697,889	0	0
Common shares issued for services, Value	$ 841,708	$ 4,053	$ 837,655	$ 0
Common shares issued for services, Shares	0	4,052,759	0	0
Common shares issued for equity line underwriting fees, Value	$ 0	$ 904	$ (904)	$ 0
Common shares issued for equity line underwriting fees, Shares	0	903,633	0	0
Common shares issued as compensation, Value	$ 398,122	$ 657	$ 397,465	$ 0
Common shares issued as compensation, Shares	0	657,400	0	0
Common shares issued for interest payments, Value	$ 0	$ 0	$ 0	$ 0
Common shares issued for interest payments, Shares	0	0	0	0
Additional paid-in capital related to option grants	$ 807,161	$ 0	$ 807,161	$ 0
Additional paid-in capital related to warrant issuances	0	0	0	0
Additional paid-in capital related to convertible notes beneficial conversion features	0	0	0	0
Additional paid-in capital related to convertible notes redemption	0	0	0	0
Additional paid-in capital related to equity modification	0	0	0	0
Profit (loss)	(4,602,627)	0	0	(4,602,627)
Balance, Value at Dec. 31, 2014	$ 508,113	$ 83,497	$ 16,705,636	$ (16,281,020)
Balance, Shares at Dec. 31, 2014	83,496,530	83,496,530	0	0
Common shares issued for cash, Value	$ 350,000	$ 3,333	$ 346,667	$ 0
Common shares issued for cash, Shares	0	3,333,334	0	0
Common shares issued under equity line, Value	$ 629,850	$ 8,550	$ 621,300	$ 0
Common shares issued under equity line, Shares	0	8,550,000	0	0
Common shares issued for services, Value	$ 598,271	$ 6,345	$ 591,926	$ 0
Common shares issued for services, Shares	0	6,344,022	0	0
Common shares issued for equity line underwriting fees, Value	$ 0	$ 2,724	$ (2,724)	$ 0
Common shares issued for equity line underwriting fees, Shares	0	2,708,656	0	0
Common shares issued as compensation, Value	$ 350,883	$ 4,238	$ 346,645	$ 0
Common shares issued as compensation, Shares	0	4,238,341	0	0
Common shares issued for interest payments, Value	$ 6,271	$ 100	$ 6,171	$ 0
Common shares issued for interest payments, Shares	0	98,631	0	0
Additional paid-in capital related to option grants	$ 220,960	$ 0	$ 220,960	$ 0
Additional paid-in capital related to warrant issuances	453,046	0	453,046	0
Additional paid-in capital related to convertible notes beneficial conversion features	209,743	0	209,743	0
Additional paid-in capital related to convertible notes redemption	74,889	0	74,889	0
Additional paid-in capital related to equity modification	41,753	0	41,753	0
Profit (loss)	(3,800,369)	0	0	(3,800,369)
Balance, Value at Dec. 31, 2015	$ (356,590)	$ 108,787	$ 19,616,012	$ (20,081,389)
Balance, Shares at Dec. 31, 2015	108,769,514	108,769,514	0	0